Shareholder Report, Line Graph (Details) 192681_Center Coast Brookfield Midstream Focus Fund_Class I_TSR Annual {Class I} - USD ($)											12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2025
Class I
Account Value [Line Items]
Accumulated Value	$ 1,554,940	$ 1,176,687	$ 965,743	$ 887,768	$ 499,774	$ 1,029,890	$ 1,115,832	$ 1,079,831	$ 1,093,660	$ 1,000,000	$ 1,810,213
S&P 500 TR Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 TR Index
Accumulated Value	3,531,504	2,589,999	2,129,630	2,519,439	1,937,956	1,682,998	1,614,326	1,369,113	1,154,304	1,000,000	$ 4,152,966
Alerian MLP Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Alerian MLP Total Return Index
Accumulated Value	1,970,384	1,583,198	1,192,686	997,597	540,327	1,046,213	1,138,767	1,085,671	1,127,379	1,000,000	$ 2,186,587
Alerian Midstream Energy Select Total Return Index (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Alerian Midstream Energy Select Index
Accumulated Value	$ 2,512,358	$ 1,848,904	$ 1,544,811	$ 1,430,145	$ 832,323	$ 1,284,741	$ 1,285,561	$ 1,311,741	$ 1,252,310	$ 1,000,000	$ 3,035,098
Alerian Midstream Energy Total Return Index USD [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Alerian Midstream Energy Total Return Index USD